Revenue - Geographical Distribution Of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 36,474	$ 44,032	$ 85,367	$ 85,281
West Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	17,121	20,621	36,114	40,907
North Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	13,089	17,133	38,346	32,028
East and South Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,208	6,078	10,671	11,827
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	16	13	186	1
United Arab Emirates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	32	187	34	514
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 8	$ 0	$ 16	$ 4